SGI GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 98.1%
Aerospace/Defense — 1.1%
Lockheed Martin Corp.	3,800	$1,266,616
Apparel — 0.4%
NIKE, Inc., Class B	2,900	490,796
Auto Manufacturers — 1.7%
Honda Motor Co., Ltd., (Japan) SP ADR	72,700	1,989,799
Auto Parts & Equipment — 0.4%
Gentex Corp.	12,900	444,147
Banks — 13.3%
Bank of America Corp.	49,700	2,210,159
Bank of Montreal, (Canada)	11,100	1,155,177
Bank of Nova Scotia, (The), (Canada)	9,900	618,057
Canadian Imperial Bank of Commerce, (Canada)	7,000	780,290
HDFC Bank, Ltd., (India) ADR	6,500	425,555
JPMorgan Chase & Co.	6,600	1,048,278
Royal Bank of Canada, (Canada)	38,900	3,852,267
Shinhan Financial Group Co., Ltd., (South Korea) ADR	28,900	842,146
Toronto-Dominion Bank, (The), (Canada)	60,500	4,359,630
		15,291,559
Beverages — 0.5%
PepsiCo, Inc.	3,600	575,208
Biotechnology — 3.7%
Blueprint Medicines Corp.*	16,600	1,596,920
Incyte Corp.*	27,400	1,855,528
Vertex Pharmaceuticals, Inc.*	4,000	747,760
		4,200,208
Building Materials — 1.6%
Johnson Controls International PLC, (Ireland)	24,000	1,794,240
Chemicals — 1.8%
Air Products & Chemicals, Inc.	3,400	977,296
Linde PLC, (Ireland)	3,300	1,049,862
		2,027,158
Computers — 4.5%
Apple, Inc.	24,000	3,967,200
Check Point Software Technologies Ltd., (Israel)*	11,100	1,235,541
		5,202,741
Cosmetics & Personal Care — 1.5%
Procter & Gamble Co., (The)	11,900	1,720,502
Diversified Financial Services — 4.9%
Cboe Global Markets, Inc.	2,700	348,138
Houlihan Lokey, Inc.	13,700	1,486,998
ORIX Corp., (Japan) SP ADR	19,100	1,884,597
SLM Corp.	72,800	1,294,384
T Rowe Price Group, Inc.	3,200	639,840
		5,653,957
Electric — 3.7%
Algonquin Power & Utilities Corp., (Canada)	66,100	894,333
Duke Energy Corp.	20,000	1,940,200
Fortis, Inc., (Canada)	24,100	1,043,771
Xcel Energy, Inc.	5,000	318,650
		4,196,954
Food — 1.2%
General Mills, Inc.	9,700	599,169
Kellogg Co.	9,000	550,620
Kroger Co., (The)	6,800	282,404
		1,432,193
Healthcare-Products — 1.7%
Medtronic PLC, (Ireland)	11,100	1,184,370
Quidel Corp.*	2,000	295,120
STERIS PLC, (Ireland)	2,100	458,913
		1,938,403
Home Furnishings — 2.4%
Dolby Laboratories, Inc., Class A	27,600	2,302,116
Sony Group Corp., (Japan) SP ADR	3,300	402,105
		2,704,221
Insurance — 0.5%
Chubb Ltd., (Switzerland)	3,220	577,894
Internet — 8.7%
Alphabet, Inc., Class C*	1,500	4,273,560
Amazon.com, Inc.*	1,200	4,208,484
Yandex NV, Class A (Russia)*	21,400	1,539,516
		10,021,560
Machinery-Diversified — 1.4%
CNH Industrial NV, (Netherlands)	97,600	1,596,736
Media — 1.5%
Thomson Reuters Corp., (Canada)	14,700	1,757,532
Office/Business Equipment — 0.5%
Canon, Inc., (Japan) SP ADR	27,000	594,000
Oil & Gas — 3.1%
China Petroleum & Chemical Corp., (China) ADR	18,500	809,375
Exxon Mobil Corp.	8,500	508,640
PetroChina Co., Ltd., (China) ADR	30,200	1,311,888
TOTAL SE, (France) SP ADR	18,900	869,211
		3,499,114
Pharmaceuticals — 8.9%
CVS Health Corp.	12,000	1,068,720
GlaxoSmithKline PLC, (United Kingdom) SP ADR	28,100	1,155,472
Merck & Co., Inc.	12,300	921,393
Novartis AG, (Switzerland) SP ADR	15,500	1,235,350
Novo Nordisk, (Denmark) SP ADR	26,300	2,809,629
Pfizer, Inc.	25,500	1,370,115
Sanofi, (France) ADR	33,670	1,601,682
		10,162,361
Pipelines — 0.3%
Cheniere Energy, Inc.	3,400	356,354
REITS — 1.8%
American Homes 4 Rent, Class A	35,900	1,439,231
Digital Realty Trust, Inc.	1,800	301,932
Orion Office REIT, Inc.*	486	8,643
Realty Income Corp.	4,864	330,362
		2,080,168
Retail — 8.1%
Costco Wholesale Corp.	4,500	2,427,210
Dollar General Corp.	8,400	1,858,920
Starbucks Corp.	4,900	537,236
Target Corp.	6,800	1,658,112
Wal-Mart Stores, Inc.	15,360	2,160,077
Yum China Holdings, Inc.	13,700	686,370
		9,327,925
Semiconductors — 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan) SP ADR	36,000	4,217,400
Software — 8.9%
Adobe Systems, Inc.*	4,400	2,947,340
Microsoft Corp.	13,200	4,363,788
Salesforce.com, Inc.*	4,200	1,196,832
ServiceNow, Inc.*	2,600	1,684,020
		10,191,980
Telecommunications — 6.3%
Chunghwa Telecom Co., Ltd., (Taiwan) SP ADR	49,800	1,996,980
Nice Ltd., (Isreal) SP ADR*	8,700	2,540,226
Vodafone Group PLC, (United Kingdom) SP ADR	185,300	2,720,204
		7,257,410
TOTAL COMMON STOCKS
(Cost $98,151,436)		112,569,136
SHORT-TERM INVESTMENTS - 1.6%
U.S. Bank Money Market Deposit Account, 0.01%(a)	1,802,454	1,802,454
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,802,454)		1,802,454
TOTAL INVESTMENTS - 99.7%
(Cost $99,953,890)		114,371,590
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		313,077
NET ASSETS - 100.0%		$114,684,667
___________
*	Non-income producing security
(a)	The rate shown is as of November 30, 2021.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI Global Equity Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI Global Equity Fund
Common Stocks	$112,569,136	$112,569,136	$-	$-
Short-Term Investments	1,802,454	1,802,454	-	-
Total Investments*	$114,371,590	$114,371,590	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.